Rule 497 Document

The interactive data file included as an exhibit to this Rule 497 filing relates to, and incorporates by reference, the supplement dated April 29, 2016 to the Prospectus for Lord Abbett Alpha Strategy Fund, a series of Lord Abbett Securities Trust that was filed with the U.S. Securities and Exchange Commission pursuant to Rule 497 under the Securities Act of 1933. (Accession No. 0000930413-16-006840).